Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Inflation-Linked Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2012 the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through July 31, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities (“TIIS”). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be “stripped” or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund’s investments in inflation-linked bonds of foreign issuers is generally less than 25% of its assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	PRINCIPAL INVESTMENT RISKSYou could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the benchmark index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) †
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 3.71%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -3.46%, for the quarter ended September 30, 2008.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%	[1]
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	542
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	7.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	356
Annual Return 2003	rr_AnnualReturn2003	7.91%
Annual Return 2004	rr_AnnualReturn2004	8.27%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	0.21%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(1.59%)
Annual Return 2009	rr_AnnualReturn2009	9.54%
Annual Return 2010	rr_AnnualReturn2010	6.11%
Annual Return 2011	rr_AnnualReturn2011	13.34%
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%

[1]	Performance is calculated from the inception date of the Institutional Class.
[2]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services with respect to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The fees shown in the chart for the Retail Plan are estimated reimbursements for the current year.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2013, unless changed with approval of the Board of Trustees.
[4]	The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.